EARNINGS PER SHARE - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		58,000
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	214,011,000	198,965,000
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	214,011,000	198,965,000
Euronav share acquisition
Earnings per share [line items]
Number of instruments or interests issued or issuable (in shares)	19,091,910
Portion of consideration paid (received) consisting of cash and cash equivalents | $	$ 0.0